Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	978
Due from 1 to 5 years, amortized cost	678
Due from 5 to 10 years, amortized cost	243
Due after 10 years, amortized cost	30
Total, amortized cost	1,929
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	979
Due from 1 to 5 years, fair value	716
Due from 5 to 10 years, fair value	243
Due after 10 years, fair value	37
Total, fair value	1,975
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.93%
Due from 1 to 5 years, average yield (as a percent)	3.36%
Due from 5 to 10 years, average yield (as a percent)	0.55%
Due after 10 years, average yield (as a percent)	4.48%
Total, average yield (as a percent)	2.81%